Borrowings - Disclosure of Effective Interest Rates (Details) - Effective Interest Rate	Jun. 30, 2024	Jun. 30, 2023
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	3.40%
R2.5 Billion Facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Interest rate	10.80%	9.20%
US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Interest rate	8.20%	6.80%